NATURE OF OPERATIONS (Details Textual) TWD in Millions			3 Months Ended		12 Months Ended
	Nov. 14, 2014 shares	Nov. 11, 2013 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 TWD shares	Dec. 31, 2014 shares	Jun. 30, 2015 shares	Dec. 27, 2013	Aug. 31, 2013
Nature Of Operations [Line Items]
Common Stock, Shares Issued			2,412,000	2,412,000	22,412,000	22,412,000
Common Stock, Shares, Outstanding			2,412,000	2,412,000	22,412,000	22,412,000
Entity Incorporation, State Country Name					Nevada
Entity Incorporation, Date of Incorporation					Mar. 30, 2010
Director [Member]
Nature Of Operations [Line Items]
Equity Method Investment Non Ownership Percentage								10.00%
Share Holder [Member]
Nature Of Operations [Line Items]
Equity Method Investment Non Ownership Percentage								35.00%
Share Exchange Agreement [Member]
Nature Of Operations [Line Items]
Equity Method Investment, Ownership Percentage	66.00%
Common Stock shares Holding						6,262,400
Stock Issued During Period, Shares, Other	20,000,000
Pioneer Media Investments ltd [Member]
Nature Of Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		1,500,000
Sale of Stock, Consideration Received Per Transaction | $		$ 135,000
Sale of Stock, Percentage of Ownership before Transaction		62.00%
Nownews International [Member]
Nature Of Operations [Line Items]
Equity Method Investment, Ownership Percentage							55.00%	55.00%
Sky Media Investments Co Ltd [Member]
Nature Of Operations [Line Items]
Equity Method Investment, Ownership Percentage			66.30%	66.30%
Payments to Acquire Investments			$ 1,522,388	TWD 45
Stock Issued During Period, Shares, Acquisitions			7,999,945	7,999,945
Sale of Stock, Consideration Received Per Transaction | $			$ 1,522,388
Alan Chen [Member]
Nature Of Operations [Line Items]
Common Stock, Shares, Outstanding			10,169,945	10,169,945
Equity Method Investment, Ownership Percentage			84.30%	84.30%
Sale of Stock, Number of Shares Issued in Transaction			10,169,945	10,169,945
Sale of Stock, Percentage of Ownership before Transaction			84.30%	84.30%